UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund:	Legg Mason Classic Valuation Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 10/31/2005

Date of reporting period: 1/31/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Classic Valuation Fund

January 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.8%

Consumer Discretionary — 21.7%
Automobiles — 3.5%
Toyota Motor Corporation – ADR	40	$3,151

Entertainment — 0.8%
Blockbuster Inc.	75	687

Hotels, Restaurants and Leisure — 3.8%
Carnival Corporation	16	933
McDonald’s Corporation	79	2,547

		3,480

Household Durables — 2.5%
Koninklijke (Royal) Philips Electronics N.V. – ADR	54	1,398
Newell Rubbermaid Inc.	40	852

		2,250

Media — 5.5%
Comcast Corporation – Class A	96	3,085	A
The Walt Disney Company	67	1,909

		4,994

Specialty Retail — 5.6%
Abercrombie & Fitch Co.	30	1,504
AutoZone, Inc.	15	1,339	A
The Home Depot, Inc.	55	2,269

		5,112

	Shares/Par	Value

Consumer Staples — 8.0%
Food and Staples Retailing — 3.7%
Albertson’s, Inc.	39	$899
The Kroger Co.	143	2,451	A

		3,350

Food Products — 4.3%
Del Monte Foods Company	343	3,869	A

Energy — 8.7%
Energy Equipment and Services — 7.4%
Tidewater Inc.	115	4,465
Transocean Inc.	50	2,187	A

		6,652

Oil and Gas — 1.3%
ConocoPhillips	13	1,185

Financials — 25.2%
Capital Markets — 2.7%
The Goldman Sachs Group, Inc.	23	2,470

Commercial Banks — 0.8%
Wachovia Corporation	13	708

Diversified Financial Services — 4.5%
Citigroup Inc.	83	4,047

Financial (Diversified) — 2.6%
Morgan Stanley Dean Witter & Co.	42	2,339

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Financials — Continued
Insurance — 8.9%
Allianz AG – ADR	114	$1,352
American International Group, Inc.	30	2,008
Axis Capital Holdings Limited	63	1,735
Conseco, Inc.	90	1,709	A
Marsh & McLennan Companies, Inc.	39	1,274

		8,078

Investment Banking/ Brokerage — 2.2%
Merrill Lynch & Co., Inc.	34	2,012

Thrifts and Mortgage Finance — 3.5%
Countrywide Financial Corporation	40	1,487
Fannie Mae	26	1,666

		3,153

Health Care — 8.8%
Health Care Providers and Services — 4.6%
CIGNA Corporation	35	2,825
Tenet Healthcare Corporation	138	1,370	A

		4,195

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Company	92	2,154
Pfizer Inc.	69	1,655

		3,809

Industrials — 2.1%
Road and Rail — 2.1%
Union Pacific Corporation	32	1,907

	Shares/Par	Value

Information Technology — 13.4%
Communications Equipment — 2.6%
Nokia Oyj – ADR	105	$1,605
Nortel Networks Corporation	234	759	A

		2,364

Computers (Hardware) — 1.5%
Hewlett-Packard Company	70	1,371

Computers and Peripherals — 7.1%
International Business Machines Corporation	31	2,859
Seagate Technology	114	1,929	A
Storage Technology Corporation	50	1,577	A

		6,365

IT Consulting and Services — 2.2%
Sabre Holdings Corporation	95	2,004

Materials — 4.6%
Chemicals — 1.1%
The Dow Chemical Company	20	994

Metals and Mining — 3.5%
Alcoa Inc.	40	1,172
Arch Coal, Inc.	56	2,032

		3,204

Utilities — 7.3%
Electric Utilities — 4.3%
Allegheny Energy, Inc.	71	1,381	A
Reliant Energy Inc.	205	2,555	A

		3,936

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Utilities — Continued
Multi-Utilities and Unregulated Power — 3.0%
Calpine Corporation	199	$664	A
The Williams Companies, Inc.	120	2,020

		2,684

Total Common Stock and Equity Interests
(Identified Cost — $81,991)		90,370

Total Investments — 99.8% (Identified Cost — $81,991)		90,370
Other Assets Less Liabilities — 0.2%		198

Net Assets — 100.0%		$90,568

Net Asset Value Per Share:
Primary Class		$12.45

Institutional Class		$12.90

A Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

_________________________________

By: /s/ Mark R. Fetting
_________________________________

Mark R. Fetting
President, Legg Mason Classic Valuation Fund
Date:            March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
_________________________________

Mark R. Fetting
President, Legg Mason Classic Valuation Fund
Date:            March 31, 2005

By: /s/ Marie K. Karpinski
_________________________________

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Classic Valuation Fund
Date:            March 31, 2005